3. SIGNIFICANT ACCOUNTING POLICIES: Basis of Presentation (Policies)	12 Months Ended
Sep. 30, 2022
Policies
Basis of Presentation

Basis of Presentation

The consolidated financial statements of the Company include the accounts of Alianza Minerals Ltd. and the following entities:

Name of Subsidiaries	% of ownership	Jurisdiction	Principal Activity
Alianza Holdings Ltd.	100%	Canada	Holding Company
Canadian Shield Explorations (Int’l) Ltd.	100%	Canada	Holding Company
Estrella Gold Peru S.A.C.	100%	Peru	Exploration Company
Estrella Gold DR, S.R.L. (1)	100%	Dominican Republic	Holding Company
Tarsis Resources US Inc.	100%	Nevada, USA	Holding Company
Yanac Peru Exploration LLC	100%	Delaware, USA	Holding Company
Yanac Minera Peru S.A.C.	100%	Peru	Exploration Company

(1)Estrella Gold DR. S.R.L. is in the process of being wound up.

All subsidiaries are entities that we control, either directly or indirectly. Control is defined as the exposure, or rights, to variable returns from involvement with an investee and the ability to affect those returns through power over the investee. Power over an investee exists when the Company has existing rights that give it the ability to direct the activities that significantly affect the investee’s returns. This control is generally evidenced through owning more than 50% of the voting rights or currently exercisable potential voting rights of a company’s share capital. All of the intra-group balances and transactions, including unrealized profits and losses arising from intra-group transactions, have been eliminated in full. For subsidiaries that the Company controls, but does not own 100% of, the net assets and net profit attributable to outside shareholders are presented as amounts attributable to noncontrolling interests in the consolidated statements of financial position and consolidated statements of comprehensive loss.

Certain of our business activities are conducted through associates (see below).